DISCONTINUED OPERATIONS (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Operating activities
(Loss) earnings from discontinued operations	[1]	$ (154.9)	$ 50.0
Adjustments for:
Other non-cash adjustments		9.0	39.0
Income tax (recovery) expense		(25.2)	(84.6)
Finance costs		(69.0)	(12.8)
Change in non-cash operating working capital		71.6	(43.8)
Income taxes received (paid)		4.1	5.4
Cash generated from operations		245.1	342.2
Finance income		(1.5)	(1.1)
Investing activities
Mining interests		213.9	554.2
Cash used by investing activities		(32.2)	(533.6)
Change in cash and cash equivalents		(112.5)	30.3
Interest received		1.2	1.0
Discontinued operations [member]
Operating activities
(Loss) earnings from discontinued operations		(154.1)	56.3
Adjustments for:
Depreciation and depletion		35.4	60.2
Other non-cash adjustments		0.0	7.4
Income tax (recovery) expense		(83.9)	(31.3)
Finance costs		0.4	0.4
Impairment loss on held-for-sale assets		253.1	0.0
Adjustments for fair value losses (gains)		50.5	93.0
Change in non-cash operating working capital		(15.9)	(2.9)
Income taxes received (paid)		2.6	(12.2)
Cash generated from operations		37.2	77.9
Finance income		(0.4)	0.0
Investing activities
Mining interests		(4.5)	(12.8)
Cash used by investing activities		(4.1)	(12.8)
Change in cash and cash equivalents		33.1	65.1
Interest received		$ 0.4	$ 0.0

[1]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.